FHLB Stock (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank ("FHLB") Stock, at Cost	$ 651,000	$ 586,000
Federal Home Loan Bank of Atlanta [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank Stock, Membership Component, Percent of Total Assets	0.05%
Federal Home Loan Bank Stock, Transaction Component, % of Outstanding Advances	4.25%